Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Major Components of Income Tax (Expense) Benefit

The major components of income tax (expense)/benefit for the year ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Current tax:
Current income tax expense	(3,135)	(10,892)	(3,250)
Adjustments in respect of income tax of previous years	5,006	(2,282)	1,724
	1,871	(13,174)	(1,526)
Deferred tax:
Relating to origination and reversal of temporary differences	(5,570)	4,279	6,353
	(5,570)	4,279	6,353
Income tax (expense)/benefit reported in the consolidated statement of operations	(3,699)	(8,895)	4,827

Summary of Reconciliation of Tax (Expense) Benefit and Accounting Loss

Reconciliation of tax (expense)/benefit and the accounting loss multiplied by Sweden’s corporate tax rate:

	2024	2023	2022
Accounting loss before tax	(198,573)	(408,165)	(397,394)
At Sweden’s corporate income tax rate of 20,6%	40,906	84,082	81,863
Effect of tax rates in foreign jurisdictions	654	3,028	(803)
Non-taxable income	21	170	7
Non-deductible costs	(4,003)	(4,352)	(8,978)
Adjustments in respect of income tax of previous years	2,082	(2,282)	1,724
Change in unrecognized deferred taxes	(43,609)	(89,262)	(69,219)
Tax effect of changes in tax rates	3	(304)	112
Other	247	25	121
Income tax expense/(benefit)	(3,699)	(8,895)	4,827

Summary of Deferred Tax

Deferred tax relates to the following:

	2024	2023
Property, plant and equipment	(6,562)	(3,759)
Lease right-of-use asset	(8,031)	(9,899)
Lease liability	7,547	9,470
Inventory	1,408	2,900
Loss allowances for financial assets	53	203
Accrued interest	2	234
Accrued expenses	2,342	5,098
Tax losses carried forward	1,192	497
Deferred tax credit	1,526	1,296
Share based compensation	580	503
Other	4,504	3,660
Net deferred tax assets	4,561	10,203
Reflected in the consolidated statement of financial position as follows:
Deferred tax assets	4,561	10,203

Summary of Reconciliation of Net Deferred Tax

A reconciliation of net deferred tax is shown in the table below:

	2024	2023
Balance at January 1	10,203	5,860
Movement recognized in the consolidated statement of operations	(5,570)	4,279
Exchange differences	(72)	64
Balance at December 31	4,561	10,203

Summary of Deferred Tax Assets Not Been Recognized

Deferred tax assets have not been recognized in respect of the following items:

	2024	2023
Property, plant and equipment(1)	33,499	31,138
Provisions(2)	—	6,152
Lease liabilities	454	11,951
Tax losses carried forward	216,667	194,417
Net interest expense carried forward	18,967	12,196
Total unrecognized deferred tax assets	269,587	255,854

(1)
Relates to impairment charges due to the decision to discontinue the construction of the production facility in Peterborough, UK. Refer to Note 15 Property, plant and equipment for further details.
(2)
Related to provisions due to the decision to discontinue the construction of the production facility in Peterborough, UK. Refer to Note 26 Provisions for further details.

Summary of Tax Loss Carryforwards	Tax loss carry-forwards as of December 31, 2024 were expected to expire as follows:

Expected expiry	Less than 5 years	Unlimited	Total
Tax loss carry-forwards	11,833	1,041,074	1,052,907